UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James Ash

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Linde Hansen Contrarian Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2012
	Shares	Value

COMMON STOCK - 91.3%
ADVERTISING - 4.5%
Interpublic Group of Cos, Inc.	75,100	$ 799,064

BIOTECHNOLOGY - 3.2%
Celgene Corp. *	7,900	569,116

CHEMICALS - 5.3%
Chemtura Corp. *	56,600	935,598

COMMERCIAL SERVICES - 7.0%
CDI Corp.	41,787	688,232
Monster Worldwide, Inc. *	78,200	545,054
		1,233,286
COMPUTERS - 3.6%
Cadence Design Systems, Inc. *	47,700	629,640

COSMETICS/PERSONAL CARE - 3.0%
Avon Products, Inc.	34,900	539,205

GAS - 4.0%
NiSource, Inc.	29,040	706,834

HEALTHCARE-SERVICES - 4.6%
Health Management Associates, Inc. *	105,650	809,279

HOUSEHOLD PRODUCTS/WARES - 4.5%
Kimberly-Clark Corp.	9,431	788,432

INSURANCE - 7.2%
RenaissanceRe Holdings, Ltd.	7,200	556,200
XL Group PLC	31,000	716,720
		1,272,920
MEDIA - 4.3%
Time Warner Cable, Inc.	8,500	754,970

OIL & GAS - 8.4%
EOG Resources, Inc.	7,800	844,740
Transocean, Ltd	13,300	652,099
		1,496,839
REITS - 3.7%
Host Hotels & Resorts, Inc.	42,800	654,840

RETAIL - 9.4%
Brown Shoe Co., Inc.	58,165	873,056
Chico's FAS, Inc.	41,800	791,692
		1,664,748
Linde Hansen Contrarian Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2012
	Shares	Value

TELECOMMUNICATIONS - 18.6%
Alcatel-Lucent - ADR *	394,900	$ 446,237
CenturyLink, Inc.	22,200	938,172
Sierra Wireless, Inc. *	86,200	748,216
Tellabs, Inc.	133,000	472,150
Windstream Corp.	69,935	690,258
		3,295,033

TOTAL COMMON STOCK (Cost - $15,900,408)		16,149,804

TOTAL INVESTMENTS - 91.3% (Cost - $15,900,408)		$ 16,149,804
OTHER ASSETS LESS LIABILITIES - 8.7%		1,546,190
NET ASSETS - 100.0%		$ 17,695,994

* Non-income producing security.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,169,671
Unrealized depreciation:		(920,275)
Net unrealized appreciation:		$ 249,396

Linde Hansen Contrarian Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,149,804	-	-	$ 16,149,804
Total	$ 16,149,804	$ -	$ -	$ 16,149,804
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/29/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/29/12